Contractual Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Additional Expenditures and Expected Year of Payment

The additional expenditures as of December 31, 2017 and the expected year of payment are as follows (in thousands):

	Satellite Construction and Launch Obligations	Satellite Performance Incentive Obligations	Horizons-3 Satellite LLC Contribution Obligations (1)	Operating Leases	Sublease Rental Income	Customer and Vendor Contracts	Total
2018	$324,403	$42,987	$41,500	$14,338	$(665)	$97,647	$520,210
2019	268,098	42,244	4,600	13,889	(617)	17,763	345,977
2020	149,047	43,023	11,900	13,500	(526)	7,546	224,490
2021	18,738	42,226	13,500	13,376	(312)	2,136	89,664
2022	17,121	31,898	15,900	13,424	(143)	894	79,094
2023 and thereafter	51,197	158,189	59,700	93,501	(161)	406	362,832

Total contractual commitments	$828,604	$360,567	$147,100	$162,028	$(2,424)	$126,392	$1,622,267

(1)	See Note 10(b)—Investments—Horizons-3 Satellite LLC.